1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

J. MATTHEW THORNTON

john.thornton@dechert.com +1 202 261 3377 Direct +1 202 261 3077 Fax

December 26, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment Nos. 377 and 378 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 377 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 378 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) updating certain financial information; (ii) filing any required exhibits; and (iii) making other non-material changes to the Prospectuses and Statement of Additional Information (“SAI”) for the Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Tax-Exempt California Fund and Goldman Sachs Financial Square Tax-Exempt New York Fund, each a series of the Registrant. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3377.

Very truly yours,

/s/ J. Matthew Thornton

J. Matthew Thornton